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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

August 16, 1999
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         17

Form 13F Information Table Value Total:

         $141,666 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                        Value                    Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                  Title of   CUSIP      (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared     None
--------------                  --------   -----      --------   -------- ------ ----  ----------  --------   ----   ------     ----
                                 Class                            prn amt
                                 -----                            -------

Answerthink Consulting Group      COM     36916997        183       10,361    SH         SOLE                  10,361
BMC Software Inc.                 COM     55921100      5,845      108,235    SH         SOLE                 108,235
Calypte Biomedical Corp           COM    131722100        350      200,000    SH         SOLE                 200,000
Cash Amer Intl Inc                COM    14754D100        773       60,000    SH         SOLE                  60,000
Cognizant Technology Solutions    CL A   192446102      1,303       50,000    SH         SOLE                  50,000
Computer Assoc Intl Inc           COM    204912109     31,669      575,800    SH         SOLE                 575,800
Dialogic Corp                     COM    252499108      2,262       51,550    SH         SOLE                  51,550
Exodus Communications Inc         COM    302088109      2,797       23,318    SH         SOLE                  23,318
Global Telesystems Group          COM    37936U104     15,347      220,210    SH         SOLE                 220,210
I-Stat Corp                       COM    450312103        457       50,000    SH         SOLE                  50,000
MGC Communications Inc            COM    552763302      2,785      128,571    SH         SOLE                 128,571
Omnipoint                         COM    68212D102     11,669      403,200    SH         SOLE                 403,200
PE Celera Genomics Group          COM    69332S201      4,857      300,000    SH         SOLE                 300,000
Primus Telecommunications Grp     COM    741929103      7,964      354,890    SH         SOLE                 354,890
Sepracor Inc                      COM    817315104     21,727      267,411    SH         SOLE                 267,411
Software Spectrum Inc             COM    833960107      2,707      166,560    SH         SOLE                 166,560
Sybase Inc                        COM    871130100     28,971    2,633,737    SH         SOLE               2,633,737
